RIGHT OF USE ASSETS AND LEASE LIABILITIES - Right of Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	$ 142	$ 156
Amortisation for the year	85	78	$ 81
Right of use assets at period end	123	142	156
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	395	360	313
Additions	69	83	91
Acquisition through business combination	4
Derecognition and other movements	(15)	(48)	(34)
Translation	(17)	0	(10)
Right of use assets at period end	436	395	360
Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	(253)	(204)	(138)
Derecognition and other movements	(14)	(38)	(29)
Translation	(12)		(3)
Amortisation for the year	86	80	81
Impairment		10	17
Impairment reversal		(3)
Right of use assets at period end	(313)	(253)	(204)
Mine infrastructure
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	130	148
Right of use assets at period end	111	130	148
Mine infrastructure | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	373	345	297
Additions	69	77	90
Acquisition through business combination	2
Derecognition and other movements	(15)	(48)	(34)
Translation	(18)	(1)	(8)
Right of use assets at period end	411	373	345
Mine infrastructure | Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	(243)	(197)	(135)
Derecognition and other movements	(14)	(38)	(29)
Translation	(12)		(4)
Amortisation for the year	83	77	78
Impairment		10	17
Impairment reversal		(3)
Right of use assets at period end	(300)	(243)	(197)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	12	8
Right of use assets at period end	12	12	8
Land and buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	22	15	16
Additions	0	6	1
Acquisition through business combination	2
Derecognition and other movements	0	0	0
Translation	1	1	(2)
Right of use assets at period end	25	22	15
Land and buildings | Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	(10)	(7)	(3)
Derecognition and other movements	0	0	0
Translation	0		1
Amortisation for the year	3	3	3
Impairment		0	0
Impairment reversal		0
Right of use assets at period end	$ (13)	$ (10)	$ (7)